Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (39,070)	$ (49,739)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	27,695	25,104
Stock-based compensation	15,182	11,018
Foreign currency transaction loss	3,311	1,006
Deferred income taxes	(7,524)	(26)
Share in losses of associated companies	2,549	1,788
Revaluation of investments	(1,469)
Other non-cash items, net	1,152	385
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(4,272)	29,858
Inventories	5,772	2,382
Other current assets and prepaid expenses	(5,066)	6,191
Other non-current assets	2,561	3,046
Accounts payable	24,019	(8,684)
Other current liabilities	4,804	(7,992)
Deferred revenues	514	(6,092)
Other non-current liabilities	(1,772)	(6,723)
Net cash provided by operating activities	28,386	1,522
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(6,669)
Purchase of property and equipment	(11,358)	(13,030)
Investments in unconsolidated entities	(7,000)
Investments in short-term bank deposits	(179,000)
Proceeds from maturity of short-term bank deposits	27,000
Proceeds from sale of equity method investment		3,175
Net proceeds from divestitures of subsidiaries and associated companies		1,000
Purchase of intangible assets	(564)	(726)
Other investing activities	(85)	144
Net cash used in investing activities	(177,676)	(9,437)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	218,875
Proceeds from exercise of stock options	3,516	53
Other financing activities	405
Net cash provided by financing activities	222,796	53
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,869)	(880)
Net change in cash, cash equivalents and restricted cash	71,637	(8,742)
Cash, cash equivalents and restricted cash, beginning of period	272,216	293,597
Cash, cash equivalents and restricted cash, end of period	343,853	284,855
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	2,024	1,327
Transfer of fixed assets to inventory	$ 252	$ 21